Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2022
IntangibleAssets [Abstract]
Summary of Intangible Assets	Intangible assets consist of the following:

	As of December 31,
	2021	2022
	RMB	RMB	US$
Computer software	10,450	10,654	1,545
Accumulated amortization	(5,300)	(8,668)	(1,257)

	5,150	1,986	288